CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - KRW (₩) ₩ in Thousands	Share Capital [Member]	Capital Surplus [Member]	Accumulated other comprehensive income [member]	Equity Component Of Equity [Member]	Retained earnings [member]	Total [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2022	₩ 1,226	₩ 498,774	₩ 78,374	₩ (27,874,562)	₩ 35,363,622	₩ 8,067,434	₩ 720,382	₩ 8,787,816
IfrsStatementLineItems [Line Items]
Total comprehensive loss for the period
Loss for the period					3,137,186	3,137,186	(344,836)	2,792,350
Remeasurement of defined benefit liabilities			73,548			73,548	36,011	109,559
Remeasurement of defined benefit liabilities								109,558
Foreign Currency Translation adjustments
Ending balance, value at Dec. 31, 2023	1,226	498,774	151,922	(27,874,562)	38,500,808	11,278,168	411,556	11,689,724
IfrsStatementLineItems [Line Items]
Loss for the period					(2,541,375)	(2,541,375)	(1,016,820)	(3,558,195)
Remeasurement of defined benefit liabilities			29,594			29,594	14,490	44,084
Remeasurement of defined benefit liabilities								44,085
Foreign Currency Translation adjustments
Ending balance, value at Dec. 31, 2024	1,226	498,774	181,516	(27,874,562)	35,959,433	8,766,387	(590,774)	8,175,613
IfrsStatementLineItems [Line Items]
Loss for the period					(205,742,925)	(205,742,925)	(2,366,962)	(208,109,887)
Business combination - K enter	7,115	192,340,130		(36,629,422)		155,717,823	2,615,327	158,333,150
Acquisition Merger	588	12,514,831		(588,099)		11,927,320		11,927,320
Issuance of new shares, not yet issued				1,282,685		1,282,685		1,282,685
Conversion of convertible bonds, shares not yet issued				9,943,731		9,943,731		9,943,731
Conversion of convertible bonds	148	626,939				627,087		627,087
Low-interest loan from a related party				791,950		791,950		791,950
Remeasurement of defined benefit liabilities			262,311			262,311	48,903	311,214
Foreign Currency Translation adjustments			(4,890,859)			(4,890,859)		(4,890,859)
Ending balance, value at Dec. 31, 2025	₩ 9,077	₩ 205,980,674	₩ (4,447,032)	₩ (53,073,717)	₩ (169,783,492)	₩ (21,314,490)	₩ (293,506)	₩ (21,607,996)